5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Amounts Due from Optionees (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Due from Related Parties	$ 34,267	$ 18,409
Alvalade - PorMining
Due from Related Parties	$ 34,267	$ 18,409